Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

32       Subsequent events

Acquisition of Cemes Aeroport S.r.l. and formation of Toscana Aeroporti Costruzioni S.r.l.

Toscana Aeroporti S.p.A. (“TA”) signed an agreement to acquire a 51% stake in Cemes Aeroporti S.r.l., a recently-formed company operating in the construction sector, which has concurrently changed its corporate name to Toscana Aeroporti Costruzioni S.r.l. (TAC). The consideration for the transaction, which TA will fund with own resources, amounts to € 4,5 million, with annual deferred payment in five installments until December 31, 2025. The transaction does not entail any assumption of debt or assignment of receivables.

Conflict with Aerolíneas Argentina S.A (“ARSA”)

On February 2, 2021, ARSA sent a document to AA2000, which contained a proposal of debt acknowledgment for the amounts owed up to March 31, 2020 (ARS 120.6 million and USD 36.5 million). In the aforementioned document, ARSA proposed a payment plan in 72 monthly, equal and consecutive installments payable as from January 5, 2023. On February 4, 2021, AA2000 accepted the proposal.

AA2000 and ARSA continue in negotiations to reconcile the remaining outstanding debt.

AA2000 2019 Credit facilities re-financing

On February 19, 2021, AA2000 extended 60% of the 2019 Credit Facilities installment corresponding to Citibank N.A. due in February 2021 for a total amount of USD 2.3 million, to be fully repaid on February 19, 2023. For the remaining 40% AA2000 obtained a loan for a total amount of ARS 139 million that accrue quarterly interest at a variable rate equivalent to the corrected BADLAR rate (“BADCOR”) plus an applicable margin of 5% nominal per annum and will be paid in four equal and consecutive quarterly installments beginning on March 19, 2022.

Additionally, AA2000 obtained three loans for the total amount of ARS 843 million to pay the installment of the renegotiated 2019 Credit Facilities agreement due in February 2021. These loans accrue quarterly interest at a variable rate equivalent to the corrected BADLAR rate (“BADCOR”) plus an applicable margin of 5% nominal per annum and 40% of them will be paid in four equal and consecutive quarterly installments beginning on March 19, 2022 and the remaining 60% will be paid in full on February 19, 2023.

Aeropuertos del Neuquén S.A. concession update

On March 4, 2021 a letter of intent was signed with the government of the province where the commission for the renegotiation of the concession contract agrees on the necessary mechanisms to arrive at a definitive proposal and subscription of the Act of Adequacy and Contractual Renegotiation.

There are no other subsequent events that could significantly affect the Company’s financial position as of December 31, 2020.